LEASES - Balance Sheet Information (Details) $ in Millions	Feb. 29, 2020 USD ($)
Assets
Operating lease right-of-use assets	$ 5,867.4
Property and equipment, net	430.7
Total lease assets	6,298.1
Current
Current operating lease obligations	563.1
Current maturities of long-term debt and finance lease obligations	83.4
Long-term
Long-term operating lease obligations	5,402.8
Long-term obligations	583.3
Total lease liabilities	$ 6,632.6